Stockholders' Equity (Summary Of Treasury Stock Activities) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Stock Repurchase Program [Line Items]
Treasury Stock, Shares, Beginning Balance	7,359,029	7,359,029	10,039,336
Acquisition through purchase of odd-lot shares, Shares	13,139	13,139	3,716
Sell upon request for purchase of odd-lot shares, Shares	(987)	(987)	(3,222)
Issuance in stock exchanges, Shares	(2,491,373)	(2,491,373)	(2,735,853)
Repurchase of shares from shareholders dissenting to the share exchange, Shares			55,000
Acquisition through purchase off odd-lot shares, Shares	40	40	52
Treasury Stock, Shares, Ending Balance	4,879,848	4,879,848
Treasury Stock, Value, Beginning Balance	$ 206,373,000	¥ 16,962,000,000	¥ 23,187,000,000
Acquisition through purchase of odd-lot shares, Value	353,000	29,000,000	6,000,000
Sell upon request for purchase of odd-lot shares, Value	(24,000)	(2,000,000)	(7,000,000)
Issuance in stock exchanges, Value	(69,873,000)	(5,743,000,000)	(6,319,000,000)
Repurchase of shares from shareholders dissenting to the share exchange, Value			95,000,000
Acquisition through purchase off odd-lot shares, Value	0	0	0
Treasury Stock, Value, Ending Balance	$ 136,829,000	¥ 11,246,000,000	¥ 16,962,000,000